Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Preferred Stock [Abstract]
Preferred Stock

Note 8 — Preferred Stock

Prior to the conversion, the Company was authorized to issue up to 400,000 shares of $0.001 par value preferred stock, ranking senior to common stock, with the following terms:

●	Liquidation preference: Holders received, ahead of common stockholders, the greater of (a) original issue price plus declared but unpaid dividends, or (b) the amount payable on an as-converted-to-common basis.

●	Voting: Votes on an as-converted basis, with fractional votes rounded to the nearest whole number.

●	Conversion: Convertible anytime at the holder’s option into common stock at the applicable conversion price, at no additional cost.

●	Dividends: Accrued at 8% of original issue price annually, but payable only if and when declared by the board of directors (non-mandatory).

No preferred stock was issued or outstanding as of December 31, 2025.

Effective March 31, 2026, the Company converted from a Delaware to a Nevada corporation (See Note 3). Post-conversion, the authorized preferred stock increased to 5,000,000 shares of $0.001 par value, with the board of directors empowered to set terms for future series (rights, preferences, dividends, voting, conversion, etc.) without stockholder approval.

On June 30, 2026, under the Exchange Agreement, the Company issued 18,000.018 shares of Series A Preferred Stock to its Parent in exchange for 2,500,000 shares of common stock previously held by the Parent (See Notes 7 and 14).

As of June 30, 2026, 18,000.018 shares of Series A Preferred Stock were outstanding.

Series A Preferred Stock

On June 30, 2026, the Company filed a Certificate of Designation of Preferences and Rights of Series A Convertible Preferred Stock with Nevada’s Secretary of State (the “Certificate of Designation”), designating 100,000 shares of “blank check” preferred stock as Series A Preferred Stock, with the following rights and preferences:

Stated Value. Each share of Series A Preferred Stock shall have a stated value of $1,111.11 (the “Stated Value”); provided that upon the occurrence of a Trigger Event (as defined in the Certificate of Designation), the Stated Value will automatically increase by five percent (5%), and upon the occurrence of an Event of Default (as defined in the Certificate of Designation), the Stated Value will automatically increase by ten percent (10%).

Ranking. The Series A Preferred Stock will rank senior to all other capital stock, including common stock, as to dividends, distributions and liquidation. The Company cannot issue senior or pari passu rank to the Series A Preferred Stock without the consent of all holders of Series A Preferred Stock.

Preferred Returns. Each share of Series A Preferred Stock accrues a preferred return at 10% per annum on its Stated Value (15% after an Event of Default), compounding daily, payable quarterly in cash or additional shares of Series A Preferred Stock, at the Company’s discretion (the “Preferred Return”).

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up of our company, each share of Series A Preferred Stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of junior securities, an amount per share of Series A Preferred Stock equal to the Stated Value at such time plus any accrued and unpaid Preferred Return before junior securities are paid; if assets are insufficient, the holders share ratably in any distribution.

Voting Rights. The holders of the Series A Preferred Stock have no voting rights, but the prior written consent of the holders of the Series A Preferred Stock holding a majority of the Series A Preferred Stock then issued and outstanding is required to amend or repeal the Certificate of Designation.

Conversion Rights. Each share of Series A Preferred Stock will be convertible at any time at the option of the holder into a number of shares of common stock determined by dividing the Stated Value of the shares being converted by a fixed conversion price of $8.00 per share (subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events); provided, however, that following a Trigger Event or Event of Default, the conversion price will be adjusted to the lower of $8.00 or 88% of the lowest daily volume-weighted average price (“VWAP”) of our common stock reported on Nasdaq during the ten (10) trading day period prior to the applicable measurement date, subject to a floor price of $4.00 per share (subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events) (the “Floor Price”). We will not effect any conversion, and a holder will not have the right to convert, shares of Series A Preferred Stock to the extent that, after giving effect to the conversion, the holder (together with its affiliates) would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of the shares of common stock upon conversion.

Redemption Rights. The Company may redeem the Series A Preferred Stock at 110% of the Stated Value plus accrued and unpaid Preferred Returns at its discretion. Upon an Event of Default (such as a covenant breach, non-payment of principal, interest, fees or other amounts to the holders of Series A Preferred Stock past a 5-day cure period, or bankruptcy/insolvency), any holder of Series A Preferred Stock may force us to redeem the shares of Series A Preferred Stock held by such holder for a price equal to the Stated Value of all such shares of Series A Preferred Stock, plus any accrued and unpaid Preferred Returns and any and all other amounts due and payable to the applicable holder of Series A Preferred Stock in accordance with the Certificate of Designation.

For so long as any shares of Series A Preferred Stock remain outstanding, the Certificate of Designation requires the Company to obtain the written consent of all of the holders of Series A Preferred Stock for certain corporate actions, including issuing new shares of Series A Preferred Stock, changing authorized share counts, making a Restricted Issuance (as defined in the Certificate of Designation), which generally includes incurring debt outside the ordinary course or issuing equity or convertible securities, asset pledges/dispositions, reverse stock splits (except for Nasdaq compliance purposes), issuing other preferred stock, or effectuating a Fundamental Transaction (as defined in the Certificate of Designation). The Company also cannot restrict its ability to enter into variable rate transactions or issue securities to the holders of Series A Preferred Stock or their affiliates. Fundamental Transactions are subject to the additional requirement that, for so long as any person or group beneficially owns more than 50% of the Company’s voting power (a “Controlling Stockholder”), the transaction must also be approved by a majority of the Disinterested Directors (as defined in the Certificate of Designation).

The Series A Preferred Stock is not mandatorily redeemable and does not meet any other criteria under ASC 480 to be classified as liability. The Company evaluated the features of the Series A Preferred Stock and classified the Series A Preferred Stock as permanent equity because the Series A Preferred Stock is not contingently redeemable on occurrence of an event outside the Company’s control.

Series A Preferred Stock Financing

On June 30, 2026, we entered into a securities purchase agreement (the “Preferred Purchase Agreement”) with Streeterville, pursuant to which we agreed to offer and sell to Streeterville (i) up to $40,000,000 (the “Commitment Amount”) in shares of Series A Preferred Stock, at a purchase price of $1,000 per Series A Preferred Stock; (ii) 1,438,000 shares of common stock (the “Pre-Delivery Shares”) (see Note 7); and (iii) a warrant (the “Warrant”) to purchase 1,250,000 shares of common stock at a purchase price of $1,250, which Warrant has an exercise price of $8.00 per share (see Note 10).

The Preferred Purchase Agreement provides for closings in multiple tranches. At the first closing, which occurred at the time we entered into such agreement on June 30, 2026, we issued the Pre-Delivery Shares to Streeterville for a purchase price of $1,438 and the Warrants for a purchase price of $1,250. At the second closing, which occurred on July 30, 2026, we issued 8,000 shares of Series A Preferred Stock to Streeterville for a purchase price of $8,000,000. The second closing was subject to certain conditions, including, among others: (i) the receipt of stockholder approval, which we received on June 30, 2026, (ii) the completion of our direct listing and occurrence of a Listing Date, which direct listing was completed on July 30, 2026, (iii) that the Registration Statement was declared effective by the SEC, and (iv) certain other administrative closing conditions, including, but not limited to, (a) the filing of a Certificate of Designation for the Series A Preferred Stock, which certificate was filed on June 30, 2026, (b) the delivery of an officer’s certificate, (c) the execution and delivery of lock-up agreements, and (d) the delivery of the Second Closing Purchase Price (as defined in the Preferred Purchase Agreement).

The 8,000 shares of Series A Preferred Stock will initially be convertible into approximately 1,111,110 shares of common stock assuming conversion at the Fixed Price and that no Trigger Event or Event of Default has occurred.

At any time and from time to time following the second closing and ending on the earlier of (i) three years thereafter and (ii) the date we have sold $40,000,000 in shares of Series A Preferred Stock thereunder, we may request that Streeterville purchase additional shares of Series A Preferred Stock, at a purchase price of $1,000 per Series A Preferred Stock, in an amount of no more than the Maximum Purchase Amount and no less than $100,000 by providing a written notice of such request to Streeterville. “Maximum Purchase Amount” means $8,000,000 less the total Stated Value of all outstanding shares of Series A Preferred Stock plus accrued but unpaid interest held by Streeterville as of the applicable measurement date (the “Series A Preferred Stock Outstanding Balance”). Accordingly, we could issue up to 40,000 shares of Series A Preferred Stock under the Preferred Purchase Agreement, which would be convertible into an aggregate of 5,555,550 shares of common stock assuming conversion at the Fixed Price and that no Trigger Event or Event of Default has occurred. However, Streeterville’s obligation to fund for the purchase of additional Series A Preferred Stock is not solely at our discretion. Each additional purchase is subject to a number of conditions, including that our market capitalization is at least $20,000,000 and both our 20-day and 60-day median and average daily trading volumes are at least $250,000 at the time of any request for a subsequent purchase of Series A Preferred Stock. Additional requirements include compliance with continued listing standards and an effective registration statement for the resale of shares issuable pursuant to the Preferred Purchase Agreement. If we fail to meet any of these conditions at the time of a request, Streeterville may decline to provide the requested funds. As a result, there is no assurance that we will be able to access the full $40,000,000 or any specific amount under the Preferred Purchase Agreement, and our ability to request subsequent funding thereunder may be limited by market conditions, our performance, or other factors outside our control.

Notwithstanding anything to the contrary contained in the Preferred Purchase Agreement, the Certificate of Designation or the Warrant, the Preferred Purchase Agreement provides that the total cumulative number of shares of common stock issued to Streeterville pursuant to conversion of the Series A Preferred Stock and exercises of the Warrant, together with all other issuances under the Preferred Purchase Agreement, may not exceed the requirements of Nasdaq Rule 5635(d) (the “Exchange Cap”), except that such limitation will not apply following stockholder approval or if otherwise inapplicable. On June 30, 2026, we received stockholder approval for the transactions contemplated by the Preferred Purchase Agreement, including the issuance of all securities thereunder, including (i) the shares of Series A Preferred Stock that have been or may be issued covering the full Commitment Amount (the “Commitment Shares”), (ii) the shares of common stock issuable upon conversion of the Series A Preferred Stock constituting the entire Commitment Amount (the “Conversion Shares”), (iii) the Pre-Delivery Shares, (iv) the shares of common stock that may be issued upon exercise of the Warrants and Note Warrants, and (v) the shares of common stock that may be issued upon conversion of the Streeterville March 2026 Convertible Note, in each case if in excess of the Exchange Cap.

In addition, within twenty (20) days of the Listing Date, we agreed to file the Subsequent Registration Statement to register a sufficient number of shares of common stock for the resale of the Conversion Shares. We agreed to use commercially reasonable efforts to cause the Subsequent Registration Statement to be declared effective by the SEC within sixty (60) days of the Listing Date. If the Subsequent Registration Statement has not been declared effective by such date, then we agreed to pay a cash fee to Streeterville equal to one percent (1%) of the Series A Preferred Stock Outstanding Balance on such sixtieth (60th) day and continue to pay in cash a fee equal to one percent (1%) of the Series A Preferred Stock Outstanding Balance for each thirty (30) days that the Subsequent Registration Statement is not declared effective until the date that is six (6) months from the Listing Date.

Further, the Preferred Purchase Agreement provides that Streeterville has the option, but not an obligation, to purchase up to $4,000,000 in additional Series A Preferred Stock in tranches of at least $100,000 for 3 years following the second closing contemplated under the Preferred Purchase Agreement, or until Streeterville no longer holds any Series A Preferred Stock. Additionally, Streeterville has a participation right in future debt or equity financings of up to 10% of the amount sold, on the same terms offered to other investors, exercisable within 5 trading days’ of notice.

On July 30, 2026, the Company completed the second closing contemplated under the Preferred Purchase Agreement in connection with our direct listing on Nasdaq. At the second closing, the Company issued and sold to Streeterville 8,000 shares of Series A Preferred Stock for an aggregate purchase price of $8,000,000, before deducting transaction expenses.

The Company also entered into a Letter Agreement with the Parent (the “Letter Agreement”), pursuant to which, for so long as the Parent remains a Controlling Stockholder, it will not take certain corporate actions with respect to the Series A Preferred Stock, and under which the Parent waived the occurrence of certain events under the Certificate of Designation governing the rights of the Series A Preferred Stock. See Note 17.

Note 9 — Preferred Stock

Prior to the conversion, the Company was authorized to issue up to 400,000 shares of preferred stock with a par value of $0.001 per share with rights and preferences that included the following:

Liquidation preference: In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation or any deemed liquidation event, before any payment shall be made to the holders of common stock, the holders of preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to its stockholders an amount per share equal to the greater of (a) the original issue price for such share of preferred stock, plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of preferred stock been converted into common stock immediately prior to such liquidation, dissolution or winding up or deemed liquidation event.

Voting: Each holder of outstanding shares of preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holder are convertible. Fractional votes are not permitted. Any fractional rights available on an as-converted basis shall be rounded to the nearest whole number.

Conversion: Each share of preferred stock is convertible at the option of the holder at any time and without the payment of additional consideration into common stock by dividing the original issue price of the preferred stock by the conversion price as defined in the certificate of incorporation.

Dividends: From and after the date of the issuance of any shares of preferred stock, dividends shall begin to accrue at 8% per year of the sum of the applicable original issue price of the preferred stock, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. Accruing dividends shall accrue whether or not declared provided however that the accruing dividends shall be payable only when and if declared by the board of directors, and the Company shall be under no obligation to pay such accruing dividends.

The preferred stock ranked senior to common stock with respect to voting, dividends and liquidation.

Effective as of March 31, 2026, we effectuated a statutory conversion pursuant to which we converted from a Delaware corporation to a Nevada corporation. See Note 15, Plan of Conversion, Share Transfer and Reorganization. After the conversion, the Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001 per share. For post conversion preferred stock, our board of directors are authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have the number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

As of December 31, 2025 and 2024, no preferred stock had been issued or outstanding.